DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
NOTE 3.	DISCONTINUED OPERATIONS

On December 20, 2011, Detian Yu terminated its control over the VIE Group (see Note 2). The results of the VIE Group have been presented as a discontinued operation in the consolidated statements of operations. Selected operating results for the discontinued business are presented in the following tables:

	For The Years Ended
	December 31,
	2011	2010
Net revenue	$15,276,475	$4,000,749
Cost of goods sold	(12,256,832)	(3,671,177)
Selling, general, and administrative expenses	(8,251,364)	(1,341,563)
Interest (expense) income, net	5,478	65
Other income, net	37,371	5,770
Loss before income taxes	(5,188,872)	(1,006,156)
Income taxes benefits	1,297,042	249,676
Net loss	$(3,891,830)	$(756,480)

The net assets distributed as of December 20, 2011 were as follows:

December 20, 2011
Cash & cash equivalents	$86,678
Inventory, net	606,300
Accounts receivable, net	4,001,821
Advance to suppliers	157,650
Prepaid expenses	664,081
All other current assets	4,858,057
Current assets	10,374,587
Property, plant, and equipment, net	3,094,778
Goodwill	1,103,309
All other assets	766,947
Non-current assets	4,965,034
Accounts payable	773,141
Advance from customer	2,499,636
Accrued expenses	724,918
Other payables	4,510,067
Due to Related Party	8,319,191
All other current liabilities	271,321
Current liabilities	$17,098,274